Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Intangible Assets Text Block Abstract
INTANGIBLE ASSETS

NOTE 8 - INTANGIBLE ASSETS:

a.	Composition

	Cost				Accumulated amortization
	Balance at	Additions	Impairment	Balance	Balance at	Additions	Impairment	Balance
	beginning	during	during	at end	beginning	during	during	at end	Amortized
	of year	the year	the year	of year	of year	the year	the year	of year	balance
	U.S. dollar in thousands
2022
Technology	6,055	-	-	6,055	2,665	1,145	90	3,900	2,155
Customer relations	4,002	-	-	4,002	379	531	363	1,273	2,729
Goodwill	10,998	-	(569)	10,429	-	-	-	-	10,429
	21,055	-	(569)	20,486	3,044	1,676	453	5,173	15,313
2021
Technology	5,059	996	-	6,055	1,575	1,090	-	2,665	3,390
Customer relations	774	3,228	-	4,002	57	322	-	379	3,623
Goodwill	5,387	6,311	(700)	10,998	-	-	-	-	10,998
	11,220	10,535	(700)	21,055	1,632	1,412	-	3,044	18,011
2020
Technology	4,959	100	-	5,059	592	983	-	1,575	3,484
Customer relations	259	515	-	774	19	38	-	57	717
Goodwill	6,877	1,269	(2,759)	5,387	-	-	-	-	5,387
	12,095	1,884	(2,759)	11,220	611	1,021	-	1,632	9,588

Amortization expenses for the years ended December 31, 2022, 2021 and 2020 were $1,676 thousand, $1,412 thousand and $1,021 thousand, respectively.

Also, for the year ended December 31, 2022, the Company recorded a total impairment loss of $453 thousand, in which $363 thousand related to customer relations acquired from NNNW and $90 thousand related to technology acquired from CyKick.

b.

Testing of goodwill impairment

For the year ended December 31, 2022

NetNut CGU

The Company performed the annual goodwill impairment test as of December 31, 2022 for its NetNut CGU and determined that no adjustment to the carrying value of goodwill was necessary. The quantitative assessment for goodwill impairment included a review of the forecasted operating results. The recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a seven-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the seven-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 3%, after-tax discount rate of 25.0% and pre-tax discount rate of 27.6%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $138 thousand and $475 thousand, respectively, and would not result in an impairment. As of December 31, 2022, the balance of goodwill related to the NetNut CGU amounted to $4,118 thousand.

CyberKick CGU

The Company performed the annual goodwill impairment test as of December 31, 2022 for its CyberKick CGU and determined that no adjustment to the carrying value of goodwill was necessary. The quantitative assessment for goodwill impairment included a review of the forecasted operating results. The recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a seven-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the seven-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 3%, after-tax discount rate of 25.0% and pre-tax discount rate of 27.5%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $627 thousand and $946 thousand, respectively, and would not result in an impairment. As of December 31, 2022, the balance of goodwill related to the CyberKick CGU amounted to $6,311 thousand.

NNNW CGU

The Company performed a goodwill impairment test as of June 30, 2022 for its NNNW CGU and as a result recorded an impairment loss of $569 thousand. The indicators for the quantitative assessment for goodwill impairment included a decrease in forecasted operating results. For the purpose of the goodwill impairment test, the recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a 5-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the 5-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. As a result of the goodwill impairment test, the Company recorded an impairment loss of $569 thousand related to the NNNW CGU. The key assumptions used as part of the goodwill impairment test are terminal growth rate of 4%, after-tax discount rate of 22.5% and pre-tax discount rate of 27.4%. As of December 31, 2022, the entire amount of goodwill related to the NNNW CGU was impaired.

For the year ended December 31, 2021

NetNut CGU

The Company performed the annual goodwill impairment test as of December 31, 2021 for its NetNut CGU and determined that no adjustment to the carrying value of goodwill was necessary. The quantitative assessment for goodwill impairment included a review of the forecasted operating results, including potential substantial short-term legal affairs. The recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a seven-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the seven-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 2%, after-tax discount rate of 21.5% and pre-tax discount rate of 22.7%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $331 thousand and $733 thousand, respectively, and would not result in an impairment. As of December 31, 2021, the balance of goodwill related to the NetNut CGU amounted to $4,118 thousand.

CyberKick CGU

The Company performed the annual goodwill impairment test as of December 31, 2021 for its CyberKick CGU and determined that no adjustment to the carrying value of goodwill was necessary. The quantitative assessment for goodwill impairment included a review of the forecasted operating results. The recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a seven-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the seven-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 3%, after-tax discount rate of 19.7% and pre-tax discount rate of 21.1%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $398 thousand and $943 thousand, respectively, and would not result in an impairment. As of December 31, 2021, the balance of goodwill related to the CyberKick CGU amounted to $6,311 thousand.

NNNW CGU

The Company performed the annual goodwill impairment test as of December 31, 2021 for its NNNW CGU and as a result recorded an impairment loss of $700 thousand. The quantitative assessment for goodwill impairment included a review of the forecasted operating results. The recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a six-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the six-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 3%, after-tax discount rate of 17.0% and pre-tax discount rate of 21.7%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $41 thousand and $69 thousand, respectively, and could trigger a potential impairment. As of December 31, 2021, the balance of goodwill related to the NNNW CGU amounted to $569 thousand.

For the year ended December 31, 2020

NetNut CGU

The Company performed a goodwill impairment test as of March 31, 2020, for its NetNut CGU and as a result recorded an impairment loss of $800 thousand. The indicators for the quantitative assessment for goodwill impairment included a decrease in forecasted operating results, among others, due to the COVID-19 implications. The recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a six-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the six-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 2%, after-tax discount rate of 20.9% and pre-tax discount rate of 22.9%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $311 thousand and $702 thousand, respectively, and could trigger a potential impairment of its goodwill.